State Street

PO Box 5049

Boston, MA 02206-5049

April 20, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:         FPA Funds Trust, Inc. (“Registrant”)

1933 Act File No. 33-79858

1940 Act File No. 811-8544

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus for the FPA Flexible Fixed Income Fund and the Statement of Additional Information for the FPA Flexible Fixed Income Fund, each dated April 16, 2021, do not differ from those contained in Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 16, 2021 (Accession # 0001104659-21-051248).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3968.

Very truly yours,

/s/ Rebecca D. Gilding

Rebecca D. Gilding
Vice President

cc: J. Richard Atwood